UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2008
                                                        ----------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      1798 Global Partners (Cayman Islands) Ltd
           --------------------------------------------------
Address:   PO Box 309, Ugland House
           --------------------------------------------------
           Grand Cayman, KY1-1104, Cayman Islands
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13013
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eliott Frank
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     212-295-6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/  Eliott Frank          New York, New York             5/15/08
       ------------------------   --------------------------  ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             61
                                               -------------

Form 13F Information Table Value Total:          302,192
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE


              COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
--------------------------- --------------    --------   --------  -----------------  ----------  -------- -----------------------
                                                           VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------------------- --------------    -----      --------  -------  --------  ----------  -------- ---------- ------  ----

A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1 000886AE1  3,565    4,000,000  PRN      SOLE                 4,000,000  0         0
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1 000886AF8  2,216    2,500,000  PRN      SOLE                 2,500,000  0         0
AFFYMETRIX INC                NOTE 3.500% 1/1 00826TAG3  9,413    10,000,000 PRN      SOLE                 10,000,000 0         0
AFFYMETRIX INC                COM             00826T108  2,707    155,500    SH       SOLE                 155,500    0         0
ALLSTATE CORP                 COM             020002101  960      20,000     SH       SOLE                 20,000     0         0
AMAZON COM INC                COM             023135106  4,635    65,000     SH       SOLE                 65,000     0         0
AMERICAN MED SYS HLDGS INC    COM             02744M108  1,419    100,000    SH       SOLE                 100,000    0         0
AMERICAN TOWER CORP           CL A            029912201  5,882    150,000    SH       SOLE                 150,000    0         0
AMERIGROUP CORP               COM             03073T102  4,793    175,000    SH       SOLE                 175,000    0         0
AMERIPRISE FINL INC           COM             03076C106  519      10,000     SH       SOLE                 10,000     O         O
APPLE INC                     COM             037833100  7,656    53,352     SH       SOLE                 53,352     0         0
BAXTER INTL INC               COM             071813109  4,047    70,000     SH       SOLE                 70,000     0         0
BEBE STORES INC               COM             075571109  806      75,000     SH       SOLE                 75,000     0         0
BIOFORM MEDICAL INC           COM             09065G107  117      25,381     SH       SOLE                 25,381     0         0
BIOMARIN PHARMACEUTICAL INC   COM             09061G101  1,415    40,000     SH       SOLE                 40,000     0         0
CHARLES RIV LABS INTL INC     COM             159864107  14,067   238,674    SH       SOLE                 238,674    0         0
CHILDRENS PL RETAIL STORES I  COM             168905107  4,052    165,000    SH       SOLE                 165,000    0         0
CORNING INC                   COM             219350105  3,486    145,000    SH       SOLE                 145,000    0         0
COVIDIEN LTD                  COM             G2552X108  6,638    150,000    SH       SOLE                 150,000    0         0
DAVITA INC                    COM             23918K108  1,910    40,000     SH       SOLE                 40,000     0         0
ELECTRONIC ARTS INC           COM             285512109  8,986    180,000    SH       SOLE                 180,000    0         0
E M C CORP MASS               COM             268648102  2,868    200,000    SH CALL  SOLE                 200,000    0         0
EVEREST RE GROUP LTD          COM             G3223R108  895      10,000     SH       SOLE                 10,000     0         0
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109  6,079    172,935    SH       SOLE                 172,935    0         0
FRANKLIN RES INC              COM             354613101  485      5,000      SH       SOLE                 5,000      0         0
GENERAL ELECTRIC CO           COM             369604103  3,701    100,000    SH       SOLE                 100,000    0         0
HOLOGIC INC                   COM             436440101  7,506    135,000    SH       SOLE                 135,000    0         0
INSULET CORP                  COM             45784P101  576      40,000     SH       SOLE                 40,000     0         0
INVESCO LTD                   SHS             G491BT108  609      25,000     SH       SOLE                 25,000     0         0
INVESTMENT TECHNOLOGY GRP NE  COM             46145F105  462      10,000     SH       SOLE                 10,000     0         0
JACK IN THE BOX INC           COM             466367109  1,478    55,000     SH       SOLE                 55,000     0         0
JANUS CAP GROUP INC           COM             47102X105  465      20,000     SH       SOLE                 20,000     0         0
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302  1,181    75,000     SH       SOLE                 75,000     0         0
MARSH & MCLENNAN COS INC      COM             571748102  1,461    60,000     SH       SOLE                 60,000     0         0
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105  1,790    164,497    SH       SOLE                 164,497    0         0
MEDASSETS INC                 COM             584045108  593      40,000     SH       SOLE                 40,000     0         0
MEDCO HEALTH SOLUTIONS INC    COM             58405U102  2,190    50,000     SH       SOLE                 50,000     0         0
MERCADOLIBRE INC              COM             58733R102  1,590    40,000     SH       SOLE                 40,000     0         0
METLIFE INC                   COM             59156R108  1,205    20,000     SH       SOLE                 20,000     0         0
NASDAQ OMX GROUP INC          COM             631103108  967      25,000     SH       SOLE                 25,000     0         0
NBTY INC                      COM             628782104  5,241    175,000    SH       SOLE                 175,000    0         0
NORTHERN TR CORP              COM             665859104  332      5,000      SH       SOLE                 5,000      0         0
OMRIX BIOPHARMACEUTICALS INC  COM             681989109  840      60,000     SH       SOLE                 60,000     0         0
P F CHANGS CHINA BISTRO INC   COM             69333Y108  5,404    190,000    SH       SOLE                 190,000    0         0
PHOENIX COS INC NEW           COM             71902E109  519      42,500     SH       SOLE                 42,500     0         0
PIER 1 IMPORTS INC            COM             720279108  7,881    1,254,935  SH       SOLE                 1,254,935  0         0
PSYCHIATRIC SOLUTIONS INC     COM             74439H108  4,410    130,000    SH       SOLE                 130,000    0         0
RUBY TUESDAY INC              COM             781182100  1,125    150,000    SH       SOLE                 150,000    0         0
SPDR TR                       UNIT SER 1      78462F103  108,875  825,000    SH PUT   SOLE                 825,000    0         0
SAKS INC                      COM             79377W108  7,482    600,000    SH CALL  SOLE                 600,000    0         0
SANDISK CORP                  NOTE 1.000% 5/1 80004CAC5  7,350    10,000,000 PRN      SOLE                 10,000,000 0         0
SARA LEE CORP                 COM             803111103  3,495    250,000    SH       SOLE                 250,000    0         0
STRYKER CORP                  COM             863667101  390      6,000      SH PUT   SOLE                 6,000      0         0
TEREX CORP NEW                COM             880779103  4,688    75,000     SH       SOLE                 75,000     0         0
THERMAGE INC                  COM             88343R101  479      145,000    SH       SOLE                 145,000    0         0
THERMO FISHER SCIENTIFIC INC  COM             883556102  1,989    35,000     SH       SOLE                 35,000     0         0
TIBCO SOFTWARE INC            COM             88632Q103  714      100,000    SH PUT   SOLE                 100,000    0         0
TOMOTHERAPY INC               COM             890088107  574      40,000     SH       SOLE                 40,000     0         0
TRAVELERS COMPANIES INC       COM             89417E109  718      15,000     SH       SOLE                 15,000     0         0
WAL MART STORES INC           COM             931142103  10,536   200,000    SH       SOLE                 200,000    0         0
ZALE CORP NEW                 COM             988858106  3,760    190,000    SH       SOLE                 190,000    0         0
